Exhibit 99.1
MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-2

Payment Number	13
Beginning Date of Collection Period	1-Aug-07
Ending Date of Collection Period	31-Aug-07
Payment Date	20-Sep-07
Previous Payment Date	20-Aug-07
Interest Period Beginning On	20-Aug-07
Interest Period Ending On	19-Sep-07
Funds Disbursement
Collected Funds (including Servicing Fee)	25,287,685.08
Available Payment Amount	24,782,101.06
Principal Collections	17,214,639.51

Net Interest Collections	7,567,461.55

Interest Collections	8,073,045.57
Principal recoveries	0.00
Servicing Fee	505,584.02
Skip-A-Pay Advance	0.00
Skip-A-Pay Reimbursement Amount	0.00

Disbursements	25,287,685.08
Interest Paid to Notes	4,321,430.31
Principal Paid to Notes	18,039,211.31
Ownership Interest - pursuant to Section 5.01 (a) (xx)	2,421,459.44
Servicing Fee (to Servicer)	505,584.02

Pool Balance
Beginning Pool Balance	1,213,401,638.98
Principal Collections (including repurchases)	17,214,639.51
Additional Principal Reduction Amount	824,571.80
Ending Pool Balance	1,195,362,427.67

Note Balance
Beginning Note Balance	877,080,675.96
Note Paydown	18,039,211.31
Ending Note Balance	859,041,464.65

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.98%
Loss rate (% of beginning balance, net of principal recoveries)	0.82%
Net yield	7.17%
Realized Losses	824,571.80

Cumulative Realized Losses	3,146,705.02
Cumulative Loss Percentage	0.20%
Delinquent Loans:
One payment principal balance of loans	26,996,991.45
One payment number of loans	196
Two payments principal balance of loans	6,537,723.94
Two payments number of loans	48
Three payments plus principal balance of loans	17,950,935.45
Three payments plus number of loans	135
One Payment Delinquency Percentage (for related Collection Period)	2.26%
Two Payment Delinquency Percentage (for related Collection Period)	0.55%
Two Payment Plus Delinquency Percentage (for related Collection Period)	2.05%
Two Payment Plus Rolling Average (for such Payment Date)	1.80%
Three Payment Plus Delinquency Percentage (for related Collection Period)	1.50%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	10,739,976.69
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.90%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	9,530
Number outstanding end of period	9,339
Principal balance of all REO as of the end of the Collection Period	3,213,867.52
Number of loans that went into REO during the Collection Period	7
Principal balance of loans that went into REO during the Collection Period	828,723.56
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	336,320,963.02
OC Release Amount	0.00
Extra Principal Payment Amount	0.00
Class A-1 Extra Principal Payment Amount Paid	0.00
Class A-2 Extra Principal Payment Amount Paid	0.00
Class M-1 Extra Principal Payment Amount Paid	0.00
Class M-2 Extra Principal Payment Amount Paid	0.00
Ending OC Amount	336,320,963.02

Target OC Amount	336,320,963.02

Interim OC Amount	336,320,963.02
Interim OC Deficiency	0.00

Monthly Excess Cashflow (before Servicing Fee)	2,927,043.46
Monthly Excess Cashflow (after Servicing Fee)	2,421,459.44
Principal Payment Amount	17,214,639.51
Class A-1 Principal Payment Amount	10,634,132.31
Class A-2 Principal Payment Amount	2,658,873.26
Class M-1 Principal Payment Amount	1,960,816.97
Class M-2 Principal Payment Amount	1,960,816.97
Principal Collections	17,214,639.51
OC Release Amount	0.00
Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Event of Default	No
Original Note Balance	1,265,100,000.00
Total Note Principal Amount divided by Total Original Note Principal Amount	67.903048%
EOP Note Principal Amount divided by Original Note Principal Amount < 15.00%	No

Interest Calculations
1 month LIBOR	5.53750%
Class A-1 Formula Rate (1-mo. Libor plus 15 bps)	5.68750%
Class A-1 Note Rate	5.68750%
Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.71750%
Class A-2 Note Rate	5.71750%
Class M-1 Formula Rate (1-mo. Libor plus 27 bps)	5.80750%
Class M-1 Note Rate	5.80750%
Class M-2 Formula Rate (1-mo. Libor plus 29 bps)	5.82750%
Class M-2 Note Rate	5.82750%

Available Funds Cap	7.54142%
Class A-1 Noteholder's Statement

A. Information on Payments
Original Class A-1 Note Balance	781,500,000.00
1. Total Payments per $1,000	17.654553
2. Principal Payment per $1,000	14.259119
3. Interest Payment per $1,000	3.395434

B. Calculation of Class A-1 Interest Due & Paid
1. Class A-1 Note Rate	5.68750%
2. Days in Accrual Period	31

3. Class A-1 Current Interest Due	2,653,531.65

4. Class A-1 Current Interest Paid	2,653,531.65
5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Supplemental Interest Amount Due	0.00
8. Class A-1 Supplemental Interest Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-1 Principal Due & Paid
1. Class A-1 Note Principal Amount, BOP	541,805,824.28
2. Class A-1 Principal Due	11,143,501.42
3. Class A-1 Principal Paid	11,143,501.42
4. Class A-1 Principal Carry Forward Amount Paid	0.00
5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
6. Class A-1 Note Principal Amount, EOP	530,662,322.86

7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	67.903048%
8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	44.393425%
9. Class A-1 Note principal distribution percentage	61.773772824%

Class A-2 Noteholder's Statement

A. Information on Payments
Original Class A-2 Note Balance	195,400,000.00
1. Total Payments per $1,000	17.672463
2. Principal Payment per $1,000	14.259119
3. Interest Payment per $1,000	3.413344

B. Calculation of Class A-2 Interest Due & Paid
1. Class A-2 Note Rate	5.71750%
2. Days in Accrual Period	31

3. Class A-2 Interest Due	666,967.41
4. Class A-2 Interest Paid	666,967.41
5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00
7. Class A-2 Supplemental Interest Amount Due	0.00
8. Class A-2 Supplemental Interest Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-2 Principal Due & Paid
1. Class A-2 Note Principal Amount, BOP	135,468,788.30
2. Class A-2 Principal Due	2,786,231.83

3. Class A-2 Principal Paid	2,786,231.83
4. Class A-2 Principal Carry Forward Amount Paid	0.00
5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
6. Class A-2 Note Principal Amount, EOP	132,682,556.47

7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	67.903048%
8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	11.099776%
9. Class A-2 Note principal distribution percentage	15.445419334%
Class M-1 Noteholder's Statement

A. Information on Payments
Original Class M-1 Note Balance	144,100,000.00
1. Total Payments per $1,000	17.726193
2. Principal Payment per $1,000	14.259119
3. Interest Payment per $1,000	3.467074

B. Calculation of Class M-1 Interest Due & Paid
1. Class M-1 Note Rate	5.80750%
2. Days in Accrual Period	31

3. Class M-1 Interest Due	499,605.35
4. Class M-1 Interest Paid	499,605.35
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Supplemental Interest Amount Due	0.00
8. Class M-1 Supplemental Interest Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-1 Principal Due & Paid
1. Class M-1 Note Principal Amount, BOP	99,903,031.69
2. Class M-1 Principal Due	2,054,739.03
3. Class M-1 Principal Paid	2,054,739.03
4. Class M-1 Principal Carry Forward Amount Paid	0.00
5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
6. Class M-1 Note Principal Amount, EOP	97,848,292.66

7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	67.903048%
8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	8.185659%
9. Class M-1 Note principal distribution percentage	11.390403921%
Class M-2 Noteholder's Statement

A. Information on Payments
Original Class M-2 Note Balance	144,100,000.00
1. Total Payments per $1,000	17.738133

2. Principal Payment per $1,000	14.259119
3. Interest Payment per $1,000	3.479014

B. Calculation of Class M-2 Interest Due & Paid
1. Class M-2 Note Rate	5.82750%
2. Days in Accrual Period	31

3. Class M-2 Interest Due	501,325.90
4. Class M-2 Interest Paid	501,325.90
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Supplemental Interest Amount Due	0.00
8. Class M-2 Supplemental Interest Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-2 Principal Due & Paid
1. Class M-2 Note Principal Amount, BOP	99,903,031.69
2. Class M-2 Principal Due	2,054,739.03
3. Class M-2 Principal Paid	2,054,739.03
4. Class M-2 Principal Carry Forward Amount Paid	0.00
5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
6. Class M-2 Note Principal Amount, EOP	97,848,292.66

7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	67.903048%
8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	8.185659%
9. Class M-2 Note principal distribution percentage	11.390403921%

HSBC FINANCE CORPORATION
HSBC Home Equity Loan Trust (USA) 2006-2

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of August 10, 2006 (the "Sales and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation I, as Depositor, the Servicer,
The Bank of New York Trust Company, N.A., as Successor-in-Interest to JP Morgan
Chase Bank, N.A., as Indenture Trustee, HSBC Bank USA, National Association,
as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-2, the Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Sales and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Payment Date occurring on September 20, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all its obligations under the
Sales and Servicing Agreement through the Collection Period preceding such
Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

6. As of the date hereof, to the best knowledge of the undersigned, no
Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of September, 2007.

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua